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                                                           FILE NUMBER 028-00568

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2004
                       If amended report check here: _____

Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13/th/ day of May, 2004.

                                       By: /s/ William M Lane
                                          --------------------------------------
                                             William M Lane, Vice President
                                             for Robert E. Torray & Co. Inc.

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
  March 31, 2004              Form 13F - Robert E. Torray & Co. Inc.

                  Item 1      Item 2   Item 3      Item 4    Item 5                  Item 6      Item 7             Item 8
                               Title    CUSIP    Fair Market  Total              Invest                        Voting Authority
                                                                      --------------------------         ---------------------------
Name of Issuer                of Class Number      Value     Shares   (a)Sole (b)Shared (c)Other Manager (a) Sole (b) Shared (c)None
--------------                -------- ------      -----     ------   ------- --------- -------- ------- -------- ---------- -------
Abbott Laboratories           common  002824100  69,691,010  1,695,645   X                         All   1,695,645
                                                 28,319,667    689,043   X                         All                      689,043
Ambac Financial Group, Inc.   common  023139108  95,807,831  1,298,561   X                         All   1,298,561
                                                 38,336,088    519,600   X                         All                      519,600
American Express Company      common  025816109  62,334,485  1,202,208   X                         All   1,202,208
                                                 28,401,460    547,762   X                         All                      547,762
American International Group,
Inc.                          common  026874107  64,950,904    910,314   X                         All     910,314
                                                 32,519,404    455,773   X                         All                      455,773
Amgen, Inc.                   common  031162100 108,127,716  1,859,462   X                         All   1,859,462
                                                 42,546,611    731,670   X                         All                      731,670
Anheuser-Busch Companies Inc. common  035229103  82,777,947  1,623,097   X                         All   1,623,097
                                                 31,676,100    621,100   X                         All                      621,100
Automatic Data Processing,
Inc.                          common  053015103  88,709,250  2,112,125   X                         All   2,112,125
                                                 33,021,366    786,223   X                         All                      786,223
Bank of America Corporation   common  060505104  32,043,138    395,692   X                         All     395,692
                                                 13,503,010    166,745   X                         All                      166,745
Bank One Corporation          common  06423A103  83,804,165  1,537,127   X                         All   1,537,127
                                                 35,522,397    651,548   X                         All                      651,548
Boston Scientific Corporation common  101137107  64,256,174  1,516,191   X                         All   1,516,191
                                                 24,512,083    578,388   X                         All                      578,388
Cardinal Health Inc.          common  14149Y108 111,568,943  1,619,288   X                         All   1,619,288
                                                 41,746,510    605,900   X                         All                      605,900
Charter One Financial         common  160903100  77,593,594  2,194,389   X                         All   2,194,389
                                                 32,193,300    910,444   X                         All                      910,444
Clear Channel Communications,
Inc.                          common  184502102  94,195,336  2,224,211   X                         All   2,224,211
                                                 34,223,924    808,121   X                         All                      808,121
DIRECTV Group, Inc.           common  25459L106  68,811,903  4,474,116   X                         All   4,474,116
                                                 26,640,405  1,732,146   X                         All                    1,732,146
Disney Company, The Walt      common  254687106  85,482,168  3,420,655   X                         All   3,420,655
                                                 32,792,753  1,312,235   X                         All                    1,312,235
Echostar Corporation          common  278762109  39,540,517  1,207,344   X                         All   1,207,344
                                                 14,966,750    457,000   X                         All                      457,000
Emerson Electric Company      common  291011104  37,616,938    627,786   X                         All     627,786
                                                 21,634,116    361,050   X                         All                      361,050
First Data Corporation        common  319963104  99,327,189  2,355,958   X                         All   2,355,958
                                                 39,921,304    946,900   X                         All                      946,900
Franklin Resources Inc.       common  354613101 115,924,981  2,081,986   X                         All   2,081,986
                                                 45,009,819    808,366   X                         All                      808,366
Gannett Co., Inc.             common  364730101  67,673,099    767,791   X                         All     767,791
                                                 31,524,064    357,659   X                         All                      357,659
General Electric Company      common  369604103  72,487,258  2,375,074   X                         All   2,375,074
                                                 28,801,724    943,700   X                         All                      943,700
Hewlett-Packard Company       common  428236103  68,400,021  2,994,747   X                         All   2,994,747
                                                 23,769,588  1,040,700   X                         All                    1,040,700
------------------------------------------------------------------------------------------------------------------------------------
Honeywell International Inc.  common  438516106  77,874,159  2,300,566   X                         All   2,300,566
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
March 31, 2004                         Form 13F - Robert E. Torray & Co. Inc.

       Item 1                          Item 2     Item 3       Item 4          Item 5        Item 6   Item 7         Item 8
                                       Title      CUSIP      Fair Market        Total      Invest                Voting Authority
                                                                                         ------------         ----------------------
                                                               32,251,366       952,773    X            All                  952,773
Illinois Tool Works Inc.               common    452308109    117,696,958     1,485,510    X            All    1,485,510
                                                               46,220,247       583,368    X            All                  583,368
Int'l Business Machines Corporation    common    459200101     38,863,749       423,168    X            All      423,168
                                                               16,519,261       179,870    X            All                  179,870
J.P. Morgan Chase & Co.                common    46625H100     47,345,239     1,128,611    X            All    1,128,611
                                                               21,298,184       507,704    X            All                  507,704
Johnson & Johnson                      common    478160104     32,744,832       645,600    X            All      645,600
                                                               12,216,216       240,856    X            All                  240,856
Kimberly-Clark Corporation             common    494368103     82,648,948     1,309,809    X            All    1,309,809
                                                               35,131,240       556,755    X            All                  556,755
Markel Corporation                     common    570535104     98,869,756       343,417    X            All      343,417
                                                               21,352,392        74,166    X            All                   74,166
Merck & Co., Inc.                      common    589331107     50,711,427     1,147,577    X            All    1,147,577
                                                               15,435,567       349,300    X            All                  349,300
Pfizer Inc.                            common    717081103     64,469,149     1,839,348    X            All    1,839,348
                                                               20,614,097       588,134    X            All                  588,134
SBC Communications, Inc.               common    78387G103     75,215,149     3,065,002    X            All    3,065,002
                                                               29,867,634     1,217,100    X            All                1,217,100
Tribune Company                        common    896047107     85,953,645     1,704,077    X            All    1,704,077
                                                               33,072,903       655,688    X            All                  655,688
United Technologies Corporation        common    913017109     87,630,401     1,015,416    X            All    1,015,416
                                                               37,042,290       429,227    X            All                  429,227
Univision Communications, Inc.         common    914906102     80,646,863     2,443,104    X            All    2,443,104
                                                               32,488,442       984,200    X            All                  984,200
Wyeth                                  common    983024100     40,042,194     1,066,370    X            All    1,066,370
                                                               14,915,611       397,220    X            All                  397,220
                                                            -------------
                                                            3,721,844,929
                                                            =============
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